Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nysc.com

02064856

Cert Am x

7-10804

NYSE

November 19, 2002

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, XL CAPITAL LTD., Series B preference ordinary shares, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 19, 2002. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho